Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of Digital Assets Staked (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 01, 2024 USD ($)
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	38,316,881.6517	63,334,510.7602
Fair Value (in Dollars)	$ 38,986,741	$ 240,031,645	$ 23,078,945
Fair Value Share, percentage	100.00%	100.00%
Ethereum (ETH) [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	128.0536
Fair Value (in Dollars)	$ 376,190
Fair Value Share, percentage	1.00%
Bitcoin (BTC) [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	300
Fair Value (in Dollars)	$ 26,747,151
Fair Value Share, percentage	69.00%
Cardano (ADA) [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	43,639.376
Fair Value (in Dollars)	$ 15,470
Fair Value Share, percentage	0.00%
Core (CORE) [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	12,017,441.5404	3,415,479.8499
Fair Value (in Dollars)	$ 1,325,524	$ 3,676,423
Fair Value Share, percentage	3.00%	2.00%
Polkadot (DOT) [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	2,595,690.323
Fair Value (in Dollars)	$ 4,762,573
Fair Value Share, percentage	12.00%
Solana (SOL) [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	0.5094
Fair Value (in Dollars)	$ 64
Fair Value Share, percentage	0.00%
Hyperliquid (HYPE) [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	25,600.4618
Fair Value (in Dollars)	$ 662,417
Fair Value Share, percentage	2.00%
Hedera (HBAR) [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	22,663,998.5645
Fair Value (in Dollars)	$ 2,463,577
Fair Value Share, percentage	6.00%
Internet Computer (ICP) [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked	970,082.8229
Fair Value (in Dollars)	$ 2,633,775
Fair Value Share, percentage	7.00%
Bitcoin [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked		1,803
Fair Value (in Dollars)		$ 170,996,662
Fair Value Share, percentage		71.00%
Cardano [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked		57,965,439.1383
Fair Value (in Dollars)		$ 50,371,939
Fair Value Share, percentage		21.00%
Ethereum [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked		32
Fair Value (in Dollars)		$ 108,955
Fair Value Share, percentage		0.00%
Polkadot [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked		1,941,230.31
Fair Value (in Dollars)		$ 13,244,432
Fair Value Share, percentage		6.00%
Solana [Member]
Schedule of Digital Assets Staked [Line Items]
Number of coins staked		10,526.462
Fair Value (in Dollars)		$ 1,633,234
Fair Value Share, percentage		1.00%